DERIVATIVE LIABILITY (Details) - 8% Convertible Promissory Note Due September 30, 2017 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Risk free interest rate		0.85%
Expected life of derivative liability		9 months
Expected volatility of underlying stock		133.00%
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Short-term Debt [Line Items]
Conversion price	$ 0.11	$ 0.22
Risk free interest rate	0.63%
Expected life of derivative liability	4 months
Expected volatility of underlying stock	132.56%
Maximum [Member]
Short-term Debt [Line Items]
Conversion price	$ 0.22	$ 0.23
Risk free interest rate	1.04%
Expected life of derivative liability	11 months
Expected volatility of underlying stock	138.19%